UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

    James E. Buck, II  February 14, 2005


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    102326

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BOSTONFED BANCORP INC COM      COMMON STOCK     101178101     4527   100000 SH       SOLE                 100000        0        0
D DREYERS GRAND ICE CREAM        COMMON STOCK     261877104    39115   486320 SH       SOLE                 486320        0        0
D ENDOCARDIAL SOLUTIONS INC      COMMON STOCK     292962107     3185   272200 SH       SOLE                 272200        0        0
D FIFTH THIRD BANCORP COM        COMMON STOCK     316773100      442     9344 SH       SOLE                   9344        0        0
D FIRST HEALTH GROUP CORP COM    COMMON STOCK     320960107     2909   155500 SH       SOLE                 155500        0        0
D HUDSON RIVER BANCORP COM STK   COMMON STOCK     444128102     1564    79054 SH       SOLE                  79054        0        0
D OCULAR SCIENCES INC COM        COMMON STOCK     675744106     5202   106145 SH       SOLE                 106145        0        0
D PEOPLESOFT INC COM             COMMON STOCK     712713106    24024   906919 SH       SOLE                 906919        0        0
D PUBLIC SERVICES ENTERPRISE GRO COMMON STOCK     744573106      202     3900 SH       SOLE                   3900        0        0
D ROGERS WIRELESS COMMUNICATIONS COMMON STOCK     775315104      214     4700 SH       SOLE                   4700        0        0
D STELMAR SHIPPING COM STK       COMMON STOCK     V8726M103     7872   165000 SH       SOLE                 165000        0        0
D WAYPOINT FINL COM STK          COMMON STOCK     946756103    13070   461012 SH       SOLE                 461012        0        0
S REPORT SUMMARY                 12 DATA RECORDS              102326        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED